Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Legal settlement (See note 18)	$ 6,028	$ 6,207	$ 5,625
Employee compensation and benefits	2,948	2,850	2,384
Professional fees	1,253	1,353	570
Product revenue allowances and reserves	134	82	246
Other	676	372	829
Total	$ 11,039	$ 10,864	$ 9,654